Short-term bank loans (Tables)	6 Months Ended
Jun. 30, 2020
Short-term bank loans
Schedule of Short-term bank loans

The Company’s short-term bank loans consist of the following:

	June 30,	December 31,
	2020	2019

Loan payable to Bank of China Lishui Branch	$3,930,870	$4,132,808
Loan payable to SPD Bank Lishui Branch	2,688,500	2,728,400
Total	$6,619,370	$6,861,208